Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	AB GLOBAL RISK ALLOCATION FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000069752
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015